Financial risk management - Foreign Exchange Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial risk Management
Trade accounts receivable	$ 182,713	$ 120,062
Total assets	5,961,524	6,160,553
Loans and financing	1,447,299	1,144,385	$ 1,056,210
Trade payables	329,814	282,241
Total liabilities	3,052,621	2,836,237
Foreign currencies
Financial risk Management
Cash, cash equivalents and financial investments	229,876	154,693
Derivative financial instruments	4,280	10,005
Trade accounts receivable	66,834	45,194
Total assets	300,990	209,892
Loans and financing	161,706	95,124
Derivative financial instruments	3,634
Trade payables	78,286	61,075
Total liabilities	243,626	156,199
Net assets	$ 57,364	$ 53,693